Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue			$ 806,000,000	$ 630,000,000	$ 1,481,000,000	$ 1,322,000,000
Operating expenses			916,000,000	422,000,000	1,449,000,000	795,000,000
Accounts receivable, net			864,000,000		864,000,000		$ 999,000,000
Other current liabilities			217,000,000		217,000,000		293,000,000
Contract liabilities			288,000,000		288,000,000		293,000,000
Proceeds from equity method investments			2,100,000	0	2,400,000	300,000
Other non-current assets			211,000,000		211,000,000		202,000,000
Related Parties
Related Party Transaction [Line Items]
Revenue			162,000,000	161,000,000	302,000,000	329,000,000
Accounts receivable, net			270,000,000		270,000,000		402,000,000
Other current liabilities			17,000,000		17,000,000		17,000,000
Contract liabilities			119,000,000		119,000,000		135,000,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue			162,000,000	159,700,000	300,900,000	325,300,000
Operating expenses			17,500,000	18,500,000	33,600,000	31,700,000
Net receivable			258,400,000		258,400,000		386,900,000
Accounts receivable, net			269,600,000		269,600,000
Due to related party							400,700,000
Other current liabilities			11,200,000		11,200,000		13,900,000
Contract liabilities			89,000,000		89,000,000		103,400,000
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue			400,000	200,000	600,000	600,000
Accounts receivable, net			200,000		200,000		500,000
Contract liabilities			1,600,000		1,600,000		1,600,000
Other receivables							12,000,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue			100,000	1,100,000	1,100,000	2,700,000
Accounts receivable, net							500,000
Contract liabilities			32,300,000		32,300,000		30,200,000
Contract assets			2,700,000		2,700,000		8,700,000
Linaro Agreement
Related Party Transaction [Line Items]
Amounts of transaction		$ 4,000,000
Related party transaction, term		5 years
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities			700,000		700,000		300,000
Subscription costs incurred			2,400,000	2,200,000	4,700,000	4,200,000
Raine Securities LLC Agreement | Related Parties
Related Party Transaction [Line Items]
Operating expenses			10,700,000	$ 600,000	10,700,000	$ 1,200,000
Other current liabilities			5,500,000		5,500,000		2,500,000
Proceeds from reimbursement from underwriters					(5,200,000)
Arduino | Related Parties | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			15,900,000		15,900,000		19,200,000
Cerfe Labs, Inc. | Related Parties | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets							3,000,000
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment	$ 12,000,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			$ 31,600,000		$ 31,600,000		$ 30,900,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								48.18%